Stock-Based Compensation Plans - Nonqualified Stock Options, Activity (Details) - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
2014 Stock Incentive Plan, Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan
Stock-Based Compensation Plans - Disclosures
Option expiration period			10 years	10 years
Nonqualified Stock Options
Change in options outstanding
Options granted (in shares)	0.0	0.0	0.0	0.0